UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Core Fund and Master Large Cap Core
              Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Large Cap Core Fund and Master Large Cap Core Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                               Merrill Lynch Large Cap Core Fund

Schedule of Investments as of July 31, 2004

                                    Beneficial Interest          Mutual Funds                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    $     1,415,378,948          Master Large Cap Core Portfolio                 $    1,522,971,934
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Mutual Funds
                                                                 (Cost-$1,412,111,954)-100.1%                         1,522,971,934
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost-$1,412,111,954)-100.1%                                                                        1,522,971,934

Liabilities in Excess of Other Assets-(0.1%)                                                                             (1,429,040)
                                                                                                                 ------------------
Net Assets-100.0%                                                                                                $    1,521,542,894
                                                                                                                 ==================

                                                 Master Large Cap Core Portfolio

Schedule of Investments as of July 31, 2004

Industry*                                   Shares Held          Common Stocks                                       Value
===============================================================================================================================
Consumer Discretionary
===============================================================================================================================
Auto Components-0.8%                            710,000          Dana Corporation                                $   13,695,900
-------------------------------------------------------------------------------------------------------------------------------
Automobiles-0.6%                                160,000          Harley-Davidson, Inc.                                9,579,200
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure-1.1%              690,000          McDonald's Corporation                              18,975,000
-------------------------------------------------------------------------------------------------------------------------------
Household Durables-2.0%                         231,000          M.D.C. Holdings, Inc.                               15,511,650
                                                410,000          The Stanley Works                                   17,384,000
-------------------------------------------------------------------------------------------------------------------------------
Media-0.1%                                       40,000        + Getty Images, Inc.                                   2,184,800
-------------------------------------------------------------------------------------------------------------------------------
Multiline Retail-4.6%                           590,000          Dillard's, Inc. (Class A)                           13,446,100
                                                500,000          J.C. Penney Company, Inc.                           20,000,000
                                                660,000          The May Department Stores Company                   17,509,800
                                                390,000          Nordstrom, Inc.                                     17,121,000
                                                600,000          Saks Incorporated                                    7,830,000
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail-9.3%                           510,000          Abercrombie & Fitch Co. (Class A)                   18,808,800
                                                530,000        + American Eagle Outfitters, Inc.(c)                  17,368,100
                                                110,000        + AnnTaylor Stores Corporation                         2,952,400
                                                290,000        + Barnes & Noble, Inc.                                 9,970,200
                                                440,000          Claire's Stores, Inc.                               10,142,000
                                                700,000          Foot Locker, Inc.                                   15,750,000
                                                850,000          The Gap, Inc. (c)                                   19,295,000
                                                270,000          Michael's Stores, Inc.                              14,588,100
                                                550,000          PETsMART, Inc.                                      17,055,500
                                                410,000          Staples, Inc.                                       11,840,800
                                                570,000        + Urban Outfitters, Inc. (c)                          16,951,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Consumer Discretionary-18.5%                 307,960,150
===============================================================================================================================
Consumer Staples
===============================================================================================================================
Beverages-0.7%                                  420,000          The Pepsi Bottling Group, Inc.                      11,697,000
-------------------------------------------------------------------------------------------------------------------------------
Food Products-2.1%                            1,080,000          Archer-Daniels-Midland Company                      16,664,400
                                                920,000          Tyson Foods, Inc. (Class A)                         17,535,200
-------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing-1.4%                   490,000          Costco Wholesale Corporation                        19,923,400
                                                 80,000          Wal-Mart Stores, Inc.                                4,240,800
-------------------------------------------------------------------------------------------------------------------------------

                                                 Master Large Cap Core Portfolio

Industry*                                   Shares Held          Common Stocks                                       Value
===============================================================================================================================
Consumer Staples (concluded)
===============================================================================================================================
Household Products-0.3%                         100,000          The Procter & Gamble Company                    $    5,215,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Consumer Staples-4.5%                         75,275,800
===============================================================================================================================
Energy
===============================================================================================================================
Oil & Gas-10.5%                                 220,000          Amerada Hess Corporation                            18,337,000
                                                160,000          Anadarko Petroleum Corporation                       9,566,400
                                                290,000          Ashland Inc.                                        15,158,300
                                                180,000          Burlington Resources Inc.                            6,870,600
                                                 80,000          ChevronTexaco Corporation                            7,652,000
                                                310,000          ConocoPhillips                                      24,418,700
                                                640,000          Exxon Mobil Corporation                             29,632,000
                                                350,000          Kerr-McGee Corporation                              18,375,000
                                                300,000        + Newfield Exploration Company                        17,721,000
                                                130,000          Sunoco, Inc.                                         8,862,100
                                                240,000          Valero Energy Corporation                           17,980,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Energy-10.5%                                 174,573,900
===============================================================================================================================
Financials
===============================================================================================================================
Capital Markets-1.0%                            210,000          The Bear Stearns Companies Inc.                     17,518,200
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks-0.6%                           120,000          Bank of America Corporation                         10,201,200
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services-1.4%             430,000          Citigroup Inc.                                      18,958,700
                                                100,000          J.P. Morgan Chase & Co.                              3,733,000
-------------------------------------------------------------------------------------------------------------------------------
Insurance-7.4%                                  130,000        + Allmerica Financial Corporation                      3,875,300
                                                290,000          The Allstate Corporation                            13,653,200
                                                130,000          American International Group, Inc.                   9,184,500
                                                360,000          Aon Corporation                                      9,518,400
                                                150,000          Berkley (W.R.) Corporation                           6,141,000
                                                 40,000          The Chubb Corporation                                2,751,200
                                                310,000          The Hartford Financial Services Group, Inc.         20,181,000
                                                410,000          Lincoln National Corporation                        17,917,000
                                                300,000          Loews Corporation                                   16,989,000
                                                 50,000          MBIA, Inc.                                           2,699,000
                                                 60,000          MetLife, Inc.                                        2,140,200

                                                 Master Large Cap Core Portfolio

Industry*                                   Shares Held          Common Stocks                                       Value
===============================================================================================================================
Financials (concluded)
===============================================================================================================================
Insurance (concluded)                           380,000          SAFECO Corporation (c)                          $   17,882,800
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance-1.2%                 290,000          Countrywide Financial Corporation                   20,909,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Financials-11.6%                             194,252,700
===============================================================================================================================
Health Care
===============================================================================================================================
Biotechnology-2.0%                              380,000        + Charles River Laboratories
                                                                 International, Inc.(c)                              17,126,600
                                                320,000        + Genentech, Inc. (c)                                 15,577,600
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                         260,000          Bausch & Lomb Incorporated                          16,013,400
Supplies-5.6%                                   380,000          Becton, Dickinson and Company                       17,947,400
                                                300,000          C.R. Bard, Inc.                                     16,560,000
                                                570,000        + Cytyc Corporation                                   13,776,900
                                                200,000        + IDEXX Laboratories, Inc.                            10,078,000
                                                210,000        + Respironics, Inc.                                   11,701,200
                                                170,000          Stryker Corporation                                  8,105,600
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                         220,000        + Anthem, Inc.(c)                                     18,143,400
Services-4.8%                                   290,000          CIGNA Corporation                                   17,982,900
                                                470,000        + DaVita, Inc.                                        14,273,900
                                                290,000        + Laboratory Corporation of America Holdings          11,356,400
                                                480,000        + PacifiCare Health Systems, Inc.                     14,673,600
                                                580,000        + Service Corporation International                    3,683,000
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals-4.0%                            760,000          Johnson & Johnson                                   42,005,200
                                                750,000          Pfizer, Inc.                                        23,970,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Health Care-16.4%                            272,975,100
===============================================================================================================================
Industrials
===============================================================================================================================
Air Freight & Logistics-0.9%                     50,000          CNF Transportation Inc.                              2,063,000
                                                 80,000          J.B. Hunt Transport Services, Inc.                   3,072,800
                                                240,000          Ryder System, Inc.                                  10,296,000
-------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies-1.0%             210,000        + Apollo Group, Inc. (Class A)                        17,545,500
-------------------------------------------------------------------------------------------------------------------------------

                                                 Master Large Cap Core Portfolio

Industry*                                   Shares Held          Common Stocks                                       Value
===============================================================================================================================
Industrials (concluded)
===============================================================================================================================
Electrical Equipment-1.1%                       470,000          Rockwell Automation, Inc.                       $   17,582,700
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates-2.2%                 1,110,000          General Electric Company                            36,907,500
-------------------------------------------------------------------------------------------------------------------------------
Machinery-1.1%                                  260,000          Cummins Inc.                                        18,051,800
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail-1.2%                                720,000          Norfolk Southern Corporation                        19,216,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Industrials-7.5%                             124,736,100
===============================================================================================================================
Information Technology
===============================================================================================================================
Communications Equipment-6.3%                 1,090,000        + Avaya Inc.(c)                                       15,968,500
                                                370,000        + Cisco Systems, Inc.                                  7,718,200
                                              5,100,000        + Lucent Technologies Inc. (c)                        15,555,000
                                              1,460,000          Motorola, Inc.                                      23,257,800
                                                350,000          QUALCOMM Incorporated                               24,178,000
                                              1,990,000        + Tellabs, Inc.                                       17,730,900
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals-4.0%                  1,280,000          Hewlett-Packard Company                             25,792,000
                                                 70,000          International Business Machines Corporation          6,094,900
                                                210,000        + Lexmark International, Inc. (Class A)               18,585,000
                                                360,000        + NCR Corporation                                     16,714,800
-------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                          430,000        + Agilent Technologies, Inc.                          10,238,300
Instrument-2.7%                                 670,000        + Arrow Electronics, Inc.(c)                          15,852,200
                                                610,000        + Avnet, Inc.(c)                                      11,846,200
                                                190,000        + Tech Data Corporation                                7,117,400
-------------------------------------------------------------------------------------------------------------------------------
IT Services-1.3%                                230,000        + CheckFree Corp.                                      6,909,200
                                                570,000          Sabre Holdings Corporation                          14,552,100
-------------------------------------------------------------------------------------------------------------------------------
Office Electronics-1.1%                       1,380,000        + Xerox Corporation (c)                               19,126,800
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                              3,680,000        + Atmel Corporation (c)                               15,750,400
Semiconductor Equipment-2.4%                    300,000          Intel Corporation                                    7,314,000
                                                610,000          Microchip Technology                                17,671,700
-------------------------------------------------------------------------------------------------------------------------------

                                                 Master Large Cap Core Portfolio

Industry*                                   Shares Held          Common Stocks                                       Value
===============================================================================================================================
Information Technology (concluded)
===============================================================================================================================
Software-4.4%                                   460,000          Autodesk, Inc.                                  $   18,492,000
                                                770,000        + BMC Software, Inc. (c)                              12,073,600
                                                820,000          Microsoft Corporation                               23,337,200
                                                410,000        + Symantec Corporation                                19,171,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Information Technology-22.2%                 371,047,800
===============================================================================================================================
Materials
===============================================================================================================================
Chemicals-1.1%                                  390,000          Eastman Chemical Company                            17,425,200
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging-0.8%                     150,000          Ball Corporation                                    10,827,000
                                                190,000        + Owens-Illinois, Inc.                                 2,793,000
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining-2.4%                            220,000          Nucor Corporation                                   18,403,000
                                                 60,000        + Phelps Dodge Corporation                             4,676,400
                                                460,000          United States Steel Corporation (c)                 17,544,400
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products-1.1%                    530,000          Georgia-Pacific Corporation                         17,808,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Materials-5.4%                                89,477,000
===============================================================================================================================
Utilities
===============================================================================================================================
Electric Utilities-2.6%                         680,000        + Edison International                                18,224,000
                                                360,000          Northeast Utilities                                  6,732,000
                                                460,000          TXU Corporation                                     18,243,600
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated                 3,380,000        + Dynegy Inc. (Class A) (c)                           14,196,000
Power-0.8%
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Utilities-3.4%                                57,395,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost-$1,546,235,982)-100.0%                     1,667,694,150
-------------------------------------------------------------------------------------------------------------------------------

                                                 Master Large Cap Core Portfolio

Schedule of Investments as of July 31, 2004 (concluded)

                                    Beneficial Interest          Short-Term Securities                               Value
-------------------------------------------------------------------------------------------------------------------------------
                                    $         2,250,435          Merrill Lynch Liquidity Series, LLC
                                                                 Cash Sweep Series I (a)                         $    2,250,435
                                            171,361,300          Merrill Lynch Liquidity Series, LLC
                                                                 Money Market Series (a)(b)                         171,361,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost-$173,611,735)-10.4%                          173,611,735
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost-$1,719,847,717**)-110.4%                                                                  1,841,305,885

Liabilities in Excess of Other Assets-(10.4%)                                                                      (173,546,880)
                                                                                                                 --------------
Net Assets-100.0%                                                                                                $1,667,759,005
                                                                                                                 ==============

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                    Net        Interest/Dividend
      Affiliate                                  Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                $    536,807     $     35,640
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                    $(92,951,673)    $    139,313
      Merrill Lynch Premier
        Institutional Fund                      (88,104,324)    $     35,639
      --------------------------------------------------------------------------

(b)   Security was purchased with cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.
* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                      $ 1,738,709,360
                                                                ===============
            Gross unrealized appreciation                       $   142,397,522
            Gross unrealized depreciation                           (39,800,997)
                                                                ---------------
            Net unrealized appreciation                         $   102,596,525
                                                                ===============

+     Non-income producing security.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio

Date: September 17, 2004


By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Large Cap Core Fund and Master Large Cap Core Portfolio

Date: September 17, 2004